Selected Statement of Operations Data (Details) - Schedule of financial income, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income:
Interest on bank deposits and short-term investments	$ 110	$ 172	$ 219
Non-dollar currency gains, net		147	89
Income from marketable securities		83	165
Realized gain from sale of available-for-sale securities	3		24
Other Nonoperating Income	113	402	497
Expenses:
Non-dollar currency losses, net	(8)
Unrealized loss from marketable securities	(1)
Bank commissions and charges	(49)	(23)	(14)
Other Nonoperating Expense	(58)	(23)	(14)
Financial income (expense) - net	$ 55	$ 379	$ 483